Segment information (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Income Data by Operating Segment
Consolidated statements of income data by operating segment – year ended December 31, 2021:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Revenue	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2	—	4,197.2
Cost of sales and services	(1,263.9)	(488.4)	(923.4)	(827.6)	(34.3)	(3,537.6)	—	(3,537.6)
Gross profit	52.5	106.0	206.7	304.6	(10.2)	659.6	—	659.6
Gross profit %	4.0%	17.8%	18.3%	26.9%	-42.3%	15.7%		15.7%
Operating income (expense)	(57.1)	(89.0)	(76.9)	(143.2)	(23.1)	(389.3)	(69.0)	(458.3)
Operating profit before financial income (expense)	(4.6)	17.0	129.8	161.4	(33.3)	270.3	(69.0)	201.3
Financial income (expense), net							(199.4)	(199.4)
Foreign exchange loss, net							25.5	25.5
Loss before taxes on income								27.4
Income tax expense							(70.9)	(70.9)

Loss for the period								(43.5)

Consolidated statements of income data by operating segment – year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Revenue	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1	—	3,771.1
Cost of sales and services	(1,086.8)	(549.1)	(886.1)	(751.4)	(20.1)	(3,293.5)	—	(3,293.5)
Gross profit	27.6	104.8	185.4	168.6	(8.8)	477.6	—	477.6
Gross profit %	2.5%	16.0%	17.3%	18.3%	-77.9%	12.7%		12.7%
Operating income (expense)	(300.8)	(72.2)	(95.5)	(240.7)	(22.6)	(731.8)	(69.2)	(801.0)
Operating profit before financial income (expense)	(273.2)	32.6	89.9	(72.1)	(31.4)	(254.2)	(69.2)	(323.4)
Financial income (expense), net							(232.7)	(232.7)
Foreign exchange gain (loss), net							(79.1)	(79.1)
Loss before taxes on income								(635.2)
Income tax benefit (expense)							(93.1)	(93.1)

Loss for the period								(728.3)

Consolidated statements of income data by operating segment – year ended December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Revenue	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6	—	5,462.6
Cost of sales and services	(1,971.1)	(539.6)	(1,211.1)	(927.4)	(17.9)	(4,667.1)	—	(4,667.1)
Gross profit	263.3	36.7	185.9	318.3	(8.7)	795.5	—	795.5
Gross profit %	11.8%	6.4%	13.3%	25.6%	-94.6%	14.6%	0.0%	14.6%
Operating income (expense)	(332.2)	(98.7)	(235.2)	(188.3)	(18.1)	(872.5)	—	(872.5)
Operating profit before financial income (expense)	(68.9)	(62.0)	(49.3)	130.0	(26.8)	(77.0)	—	(77.0)
Financial income (expense), net							(116.1)	(116.1)
Foreign exchange gain (loss), net							6.9	6.9
Profit before taxes on income								(186.2)
Income tax expense							(130.3)	(130.3)

Net income								(316.5)

Summary of Revenue by Geographic Area
Revenue by geographic area - year ended December 31, 2021:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total
North America	687.6	58.1	807.2	614.0	1.3	2,168.2
Europe	494.5	158.7	229.1	234.4	—	1,116.7
Asia Pacific	3.3	80.8	27.6	97.9	—	209.6
Latin America, except Brazil	—	3.0	4.1	30.7	—	37.8
Brazil	1.8	285.8	62.1	106.1	22.8	478.6
Other	129.2	8.0	—	49.1	—	186.3

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

Revenue by geographic area – year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total
North America	858.4	108.8	1,054.4	509.7	1.2	2,532.5
Europe	215.4	108.4	17.1	203.1	—	544.0
Asia Pacific	4.8	81.6	—	75.2	—	161.6
Latin America, except Brazil	0.4	49.2	—	26.4	—	76.0
Brazil	3.0	297.6	—	72.3	10.1	383.0
Other	32.4	8.3	—	33.3	—	74.0

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

Revenue by geographic area – year ended December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total
North America	1,399.8	66.5	1,181.6	697.0	0.7	3,345.6
Europe	508.2	39.0	118.8	257.7	—	923.7
Asia Pacific	256.9	1.8	20.3	98.0	—	377.0
Latin America, except Brazil	17.0	2.7	21.6	35.1	—	76.4
Brazil	0.7	431.8	54.7	107.6	8.5	603.3
Other	51.8	34.5	—	50.3	—	136.6

Total	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6

Summary of Assets by Operating Segment
Assets by operating segment - year ended December 31, 2021:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Trade accounts receivable	—	32.7	—	152.3	4.0	189.0	—	189.0
Property, plant and equipment	498.2	253.8	344.9	589.7	1.0	1,687.6	—	1,687.6
Intangible assets	1,154.1	11.8	788.0	—	182.7	2,136.6	76.8	2,213.4

Total	1,652.3	298.3	1,132.9	742.0	187.7	4,013.2	76.8	4,090.0

Assets by operating segment - year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Trade accounts receivable	2.4	50.5	—	146.0	4.5	203.4	—	203.4
Property, plant and equipment	821.7	216.6	322.2	595.5	—	1,956.0	—	1,956.0
Intangible assets	1,065.5	8.4	750.5	—	155.0	1,979.4	96.2	2,075.6

Total	1,889.6	275.5	1,072.7	741.5	159.5	4,138.8	96.2	4,235.0

Summary of Assets by Geographical Area
Assets by geographic area - year ended December 31, 2021:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	44.6	49.3	44.0	51.1	189.0
Property, plant and equipment	337.7	305.9	44.4	999.6	1,687.6
Intangible assets	96.6	43.2	—	2,073.6	2,213.4

Total	478.9	398.4	88.4	3,124.3	4,090.0

Assets by geographic area - year ended December 31, 2020:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	53.9	61.5	5.0	83.0	203.4
Property, plant and equipment	347.6	541.5	42.6	1,024.3	1,956.0
Intangible assets	82.8	27.3	—	1,965.5	2,075.6

Total	484.3	630.3	47.6	3,072.8	4,235.0